PRIVATE PLACEMENT (Details) - USD ($)	Feb. 12, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 09, 2021
Private Placement (Details) [Line Items]
Derivative liability - Warrants		$ 615,312	$ 307,656	$ 6,153,125
Proceeds from warrants	$ 590,625
Common stock per share		$ 0.0001	$ 0.0001	$ 0.0001
Private Placement
Private Placement (Details) [Line Items]
Common stock per share			$ 11.50
Private Warrants
Private Placement (Details) [Line Items]
Price per warrants	$ 1.00
Private Warrants
Private Placement (Details) [Line Items]
Warrant purchased	590,625	6,153,125	1,112,500
Sale of stock price			$ 1.00		$ 10.00
Derivative liability - Warrants			$ 5,562,500
Proceeds from warrants	$ 590,625
Quantum Ventures | Private Warrants
Private Placement (Details) [Line Items]
Warrant purchased			4,450,000
Chardan Quantum, LLC | Private Warrants
Private Placement (Details) [Line Items]
Warrant purchased			1,112,500